UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-08606

DWS Target Date Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  8/31

Date of reporting period: 5/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2010 (Unaudited)

DWS LifeCompass 2020 Fund

	Shares	Value ($)

Equity - Equity Funds 53.8%
DWS Capital Growth Fund "Institutional"	62,704	2,903,205
DWS Communications Fund "Institutional"	45,462	681,481
DWS Disciplined Market Neutral Fund "Institutional"	24,137	230,267
DWS Diversified International Equity Fund "Institutional"	1,488,167	8,765,303
DWS Dreman Mid Cap Value Fund "Institutional"	78,811	742,398
DWS Dreman Small Cap Value Fund "Institutional"	87,129	2,829,947
DWS Emerging Markets Equity Fund "Institutional"	324,905	5,049,028
DWS Enhanced Commodity Strategy Fund "Institutional"	300,367	1,051,286
DWS Equity 500 Index Portfolio "Institutional"	202,827	25,138,387
DWS Europe Equity Fund "Institutional"	334,915	6,537,539
DWS Global Small Cap Growth Fund "Institutional"	55,655	1,726,986
DWS Global Thematic Fund "Institutional"	143,874	2,861,649
DWS Gold & Precious Metals Fund "Institutional"	43,696	902,765
DWS Growth & Income Fund "Institutional"	417,993	6,019,093
DWS Health Care Fund "Institutional"	181,454	4,104,498
DWS International Fund "Institutional"	72,035	2,774,078
DWS International Value Opportunities Fund "Institutional"	97,326	745,519
DWS Large Cap Focus Growth Fund "Institutional"	108,856	2,725,744
DWS Large Cap Value Fund "Institutional"	674,023	10,359,730
DWS RREEF Global Real Estate Securities Fund "Institutional"	105,911	689,482
DWS RREEF Real Estate Securities Fund "Institutional"	48,699	749,959
DWS S&P 500 Plus Fund "S"	634,381	6,813,253
DWS Small Cap Core Fund "S"	307,953	4,477,631
DWS Small Cap Growth Fund "Institutional"	54,410	934,758
DWS Strategic Value Fund "Institutional"	178,060	5,060,464
DWS Technology Fund "Institutional"	588,173	6,805,161

Total Equity - Equity Funds (Cost $122,798,548)		111,679,611
Equity - Exchange-Traded Funds 16.5%
Consumer Discretionary Select Sector SPDR Fund	80,577	2,605,054
Consumer Staples Select Sector SPDR Fund	81,182	2,140,769
Energy Select Sector SPDR Fund	39,271	2,083,327
Financial Select Sector SPDR Fund	166,650	2,446,422
Industrial Select Sector SPDR Fund	85,959	2,546,965
iShares MSCI Australia Index Fund	121,961	2,452,636
iShares MSCI Canada Index Fund	109,481	2,865,118
iShares MSCI EAFE Small Cap Index Fund	59,316	1,953,869
iShares MSCI France Index Fund	8,667	178,193
iShares MSCI Germany Index Fund	101,727	1,948,072
iShares MSCI Japan Index Fund	464,031	4,412,935
iShares MSCI Netherlands Investable Market Index Fund	2,486	43,878
iShares MSCI United Kingdom Index Fund	544,230	7,711,739
Utilities Select Sector SPDR Fund	29,445	846,838

Total Equity - Exchange-Traded Funds (Cost $33,608,555)		34,235,815
Fixed Income - Bond Funds 29.5%
DWS Core Fixed Income Fund "Institutional"	1,878,643	17,245,939
DWS Emerging Markets Fixed Income Fund "Institutional"	368,801	3,842,906
DWS Floating Rate Plus Fund "Institutional"	107,934	983,281
DWS Global Bond Fund "S"	486,514	4,835,951
DWS Global Inflation Plus Fund "Institutional"	333,152	3,364,836
DWS GNMA Fund "Institutional"	110,742	1,710,964
DWS High Income Fund "Institutional"	1,776,932	8,102,810
DWS Short Duration Plus Fund "Institutional"	410,364	3,902,563
DWS US Bond Index Fund "Institutional"	1,633,950	17,303,535

Total Fixed Income - Bond Funds (Cost $62,893,468)		61,292,785
Fixed Income - Money Market Fund 0.4%
Central Cash Management Fund (Cost $882,788)	882,788	882,788

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $220,183,359) †	100.2	208,090,999
Other Assets and Liabilities, Net	(0.2)	(461,627)

Net Assets	100.0	207,629,372

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†
The cost for federal income tax purposes was $225,199,018.  At May 31, 2010, net unrealized depreciation for all securities based on tax cost was $17,108,019.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,287,073 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $22,395,092.

EAFE: Europe, Australasia and Far East
MSCI: Morgan Stanley Capital International
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Equity Funds	$111,679,611	$—	$—	$111,679,611
Exchange-Traded Funds	34,235,815	—	—	34,235,815
Bond Funds	61,292,785	—	—	61,292,785
Money Market Funds	882,788	—	—	882,788
Total	$208,090,999	$—	$—	$208,090,999

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS LifeCompass 2020 Fund, a series of DWS Target Date Series

By:	/s/Michael G. Clark Michael G. Clark President

Date:	July 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS LifeCompass 2020 Fund, a series of DWS Target Date Series

By:	/s/Michael G. Clark Michael G. Clark President

Date:	July 19, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 19, 2010